Long-term debt	12 Months Ended
Dec. 31, 2022
Long-term debt
Long-term debt

9     Long-term debt

On November 3, 2022, the Company signed a term loan agreement with CIBC Innovation Banking (CIBC) to provide a secured loan for total gross proceeds of C$10,000 maturing on November 3, 2027 with an interest rate based on prime plus 2%. The Company is required to make interest only payments until October 31, 2023 with monthly repayments of the principal of C$208 plus accrued interest commencing on October 31, 2023. All obligations of the Company under the term loan agreement were guaranteed by current and future subsidiaries of the Company and included security of first priority interests in the assets of the Company and its subsidiaries. The Company has financial covenants in relation to the CIBC loan where unrestricted cash is at all times greater than EBITDA for the most recent six month period, reported on a monthly basis and that revenue for any fiscal quarter must be 15% greater than revenue for the same fiscal quarter in the prior fiscal year, reported on a quarterly basis. The Company is in compliance with these financial covenants as at December 31, 2022. Future compliance with the financial covenants included in the CIBC loan is dependent upon achieving certain revenue, EBITDA, and anticipated cash levels. Management considers there is a potential for a breach of these covenants in 2023 due to the volatility and unpredictability of revenues.

2022
$

Balance – Beginning of year	—
Proceeds received, net	7,124
Fair value of warrants	(129)
Interest and accretion expense	115
Foreign exchange	108
Repayment	(44)
Balance – End of year	7,174
Less: Current portion	523
Long-term portion	6,651

In connection with this term loan agreement on November 3, 2022, the Company also issued 47,287 common share purchase warrants to CIBC, with each warrant entitling the holder to acquire one common share at a price of C$5.29 per common share until the date that is 10 years from the closing of the term loan agreement, with a cashless exercise feature (note 11). The cashless exercise feature causes the conversion ratio to be variable and the warrants are therefore classified as a financial liability. Gains and losses on the warrants are recorded within net finance (income) costs on the consolidated statements of loss and comprehensive loss. A pricing model with observable market based inputs was used to estimate the fair value of the warrants issued. The estimated fair value of the warrants as at December 31, 2022 was $418. The variables used to determine the fair values are as follows:

		December 31,			November 3,
		2022			2022

Share price	C$	14.48		C$	5.38
Volatility		70%			72%
Expected life of warrants		6.9	years		7	years
Risk free interest rate		3.30%			3.42%
Dividend yield		—			—

In connection with the July 30, 2018 CIBC term loan agreement which was previously repaid, the Company also issued 32,171 common share purchase warrants to CIBC, with each warrant entitling the holder to acquire one common share at a price of C$9.70 per common share until the date that is 60 months from the closing of the term loan agreement, with a cashless exercise feature. The cashless exercise feature causes the conversion ratio to be variable and the warrants are therefore classified as a financial liability. Gains and losses on the warrants are recorded within net finance (income) costs on the consolidated statements of loss and comprehensive loss. A pricing model with observable market based inputs was used to estimate the fair value of the warrants issued. The estimated fair value of the warrants as at December 31, 2022 was $145 (2021 - $161). The variables used to determine the fair values are as follows:

		2022			2021

Share price	C$	14.48		C$	14.26
Volatility		84%			61%
Expected life of warrants		0.6	years		1.6	years
Risk free interest rate		4.07%			0.94%
Dividend yield		—			—